Income Taxes and Duties - Explorations Hydrocarbons Duty Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) km²	Dec. 31, 2023 MXN ($)
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas	1,741,650
Exploration Hydrocarbons Duty | $	$ 2,437,425	$ 1,768,612
Tax regime applicable to assignments
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas	1,741,650
Tax regime applicable to assignments after 60 months
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas	4,164,860